Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	December 31, 2014	December 31, 2013
	$	$
Revolving Credit Facilities	1,766,822	1,919,086
Senior Notes (8.5%) due January 15, 2020	390,712	447,430
Norwegian Kroner-denominated Bonds due through January 2019	697,798	691,778
U.S. Dollar-denominated Term Loans due through 2023	3,103,255	2,523,523
U.S. Dollar Bonds due through 2023	492,918	174,150
Euro-denominated Term Loans due through 2023	284,993	340,221
U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners	—	13,282

Total	6,736,498	6,109,470
Less current portion	654,134	996,425

Long-term portion	6,082,364	5,113,045